Note 13 - Loan and Other Receivables - Digital Assets	12 Months Ended
Dec. 31, 2025
Statement Line Items [Line Items]
Loans and other receivables [text block]

13  Loan and other receivables - digital assets

The tables below present the movement of Loan and other receivables - digital assets for the year ended  December 31, 2025 and 2024 (in thousands):

	Loan and other receivables - digital assets
	2025	2024
As of January 1,	$166,388	$17,696
Digital asset loan receivables made, net	248,073	78,498
Digital asset pledged as collateral made, net	51,692	22,488
Interest	5,323	4,031
Revaluation gain/(loss)	(24,994)	43,675
As of December 31,	$446,481	$166,388

The following table presents Loan and other receivables - digital assets by type of underlying digital asset provided, denominated in units and US dollars, as of  December 31, 2025 and 2024 (in thousands). Amounts totaling less than 5% of the outstanding balance are aggregated in the Others line:

	December 31,		December 31,
	2025		2024
	Units	Fair Value	Units	Fair Value
BTC	1.90	$168,630	0.80	$74,901
ETH	1.96	5,843	0.42	1,427
USDC		132,775		20,500
Others		9,128		—
Total Digital assets - credit line facility and other lending arrangements		$316,376		$96,828

BTC	0.01	$792	0.00	$236
ETH	0.57	1,699	0.58	1,977
USDC		12,008		19,446
Others		281		277
Total Digital assets - margin lending services		$14,780		$21,936

BTC	1.30	$115,325	0.50	47,624
Total Digital assets - pledged as collateral		$115,325		$47,624

BTC	3.21	$284,747	1.30	$122,761
ETH	2.53	7,542	1.00	3,404
USDC		144,783		39,946
Others		9,409		277
Total Loan and other receivables - digital assets		$446,481		$166,388

The Group provides collateralized digital asset loans via margin lending services and credit line facilities. The maximum exposure to credit risk is the carrying value. As of December 31, 2025 and 2024, the net exposure after considering collateral was zero. No significant change in fair value attributable to credit risk was recorded for Loans and other receivables - digital assets for the years ended December 31, 2025 and 2024.

See Note 26(f) for the fair value hierarchy based on the degree to which the fair value is observable.